Commitments, third-party guarantees, contingent assets and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2019
Contractual Obligations [Abstract]
Corporate debt		$ 723,791	$ 684,073
Loans with credit institutions (project debt)		4,105,915	4,314,307
Notes and bonds (project debt)		746,433	776,807
Purchase commitments	[1]	2,991,432	3,082,495
Accrued interest estimate during the useful life of loans		2,472,070	2,743,132
Lease commitments		93,000	97,400
Current lease commitments		5,100	5,400
Non-current lease commitments		87,900	92,000
Third-party Guarantees [Abstract]
Bank Bond and Surety Insurance deposited as guarantee		38,200	32,400
Issuance of guarantees previously issued by Abengoa		$ 130,100	60,500
Abengoa [Member]
Legal Proceedings [Abstract]
Amount withdrawn from escrow				$ 2,500
Other matters [Abstract]
Term of financial support agreement		5 years
Abengoa [Member] | Mexico [Member]
Legal Proceedings [Abstract]
Estimated maximum potential exposure		$ 35,000
Amount held in escrow		2,500
2019 and 2020 [Member]
Contractual Obligations [Abstract]
Corporate debt		28,706	268,905
Loans with credit institutions (project debt)		241,116	233,214
Notes and bonds (project debt)		28,304	31,241
Purchase commitments	[1]	129,595	131,417
Accrued interest estimate during the useful life of loans		294,676	314,984
2020/2021 and 2020/2022 [Member]
Contractual Obligations [Abstract]
Corporate debt		200,504	107,560
Loans with credit institutions (project debt)		504,921	476,191
Notes and bonds (project debt)		51,508	49,445
Purchase commitments	[1]	278,418	264,461
Accrued interest estimate during the useful life of loans		549,320	565,040
2022/2023 and 2023/2024 [Member]
Contractual Obligations [Abstract]
Corporate debt		200,926	205,258
Loans with credit institutions (project debt)		598,837	571,374
Notes and bonds (project debt)		56,192	54,879
Purchase commitments	[1]	269,632	259,775
Accrued interest estimate during the useful life of loans		471,535	492,932
Subsequent [Member]
Contractual Obligations [Abstract]
Corporate debt		293,655	102,350
Loans with credit institutions (project debt)		2,761,041	3,033,528
Notes and bonds (project debt)		610,429	641,242
Purchase commitments	[1]	2,313,787	2,426,842
Accrued interest estimate during the useful life of loans		1,156,539	$ 1,370,176
Pemex [Member]
Legal Proceedings [Abstract]
Estimated claims		20,000
Arb Inc. [Member]
Legal Proceedings [Abstract]
Amount of settlement payments		4,300
Group of Insurance Companies [Member] | Top of Range [Member]
Legal Proceedings [Abstract]
Estimated claims		200,000
Solana [Member]
Legal Proceedings [Abstract]
Estimated claims		$ 20,000

[1]	Purchase commitments included lease commitments for $93.0 million as of December 31, 2019 ($97.4 million as of December 31, 2018), of which $5.1 million is due within one year and $87.9 million thereafter as of December 31, 2019 ($5.4 million due within one year and $92.0 million thereafter as of December 31, 2018).